Debt (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 23, 2026 USD ($) property	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) property LetterOfCredit	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) property item	Dec. 31, 2024 USD ($) property
Debt Instrument
Principal drawn			$ 0
Property count | property			40
Payments for debt extinguishment and deferred financing costs			$ 2,745,000	$ 0
Loss on debt extinguishments			403,000	$ 0
Secured Debt
Debt Instrument
Mortgage debt outstanding					$ 102,011,000	$ 105,000,000
Unamortized premium					$ 700,000
Property count | property					2	2
Aggregate carrying value of collateral					$ 242,000,000	$ 236,000,000
Aggregate principal repayments		$ 103,000,000			3,000,000	$ 3,000,000
Payments for debt extinguishment and deferred financing costs		$ 1,000,000
Loss on debt extinguishments			$ 400,000
Letter of Credit | Secured Debt
Debt Instrument
Principal drawn					$ 1,000,000
Number of letters of credit outstanding			10		10
Letters of credit outstanding			$ 1,000,000
The Credit Facility | Credit Facilities
Debt Instrument
Maximum borrowing capacity	$ 1,500,000,000
Unamortized debt issuance costs			$ 2,000,000
Debt instrument, covenant debt to assets (as a percent)			60.00%
Debt instrument, covenant secured debt to assets (as a percent)			40.00%
Debt instrument, covenant unsecured debt to unencumbered assets (as a percent)			60.00%
Debt instrument, covenant minimum fixed charge coverage ratio			1.5
Debt instrument, covenant net worth, minimum			$ 2,040,000,000.00
Net proceeds received from equity offerings (as a percent)			75.00%
Minimum unsecured interest coverage ratio			1.75
The Credit Facility | Revolving Credit Facility | Credit Facilities
Debt Instrument
Maximum borrowing capacity	$ 500,000,000
Number of extensions | property	2
Debt extension period	6 months
Variable rate	1.05%
Facility fee			0.15%
Principal drawn			$ 0
The Credit Facility | Delayed Draw Term Loan (DDTL) | Credit Facilities
Debt Instrument
Maximum borrowing capacity	$ 100,000,000
Variable rate	1.10%
Principal drawn			$ 0